Equity-Based Compensation (Common Unit Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-Based Compensation [Abstract]
Outstanding at the beginning of period, Units	156,850	201,950	306,651
Exercised, Units		(38,300)	(100,200)
Forfeited or expired, Units	(300)	(6,800)	(4,501)
Outstanding at end of period, Units	156,550	156,850	201,950
Exercisable at the end of the period, Units	156,550	156,850	201,950
Outstanding at the beginning of period, Weighted Average Exercise Price	$ 21.99	$ 21.93	$ 21.50
Exercised, Weighted Average Exercise Price		$ 20.84	$ 20.60
Forfeited or expired, Weighted Average Exercise Price	$ 23.73	$ 26.72	$ 23.73
Outstanding at end of period, Weighted Average Exercise Price	$ 21.96	$ 21.99	$ 21.93
Outstanding at end of period, Weighted Average Contractual Term (Years)	3 years 4 months 15 days